Related Parties Transactions (Details) - Schedule of maturity dates - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Maturity Dates [Abstract]
First year (current maturities)	$ 126	$ 345
Second year	262
Closing balance	$ 388	$ 345